Long-term Debt (Tables)	6 Months Ended
Jun. 30, 2026
Long-term Debt [Abstract]
Schedule of Long-term Debt Instruments
June 30, 2026 December 31, 2025
Senior unsecured bond 175,000 175,000
Secured long-term debt 328,116 354,189
Total long-term
debt
$ 503,116 $ 529,189
Less: Deferred financing costs
(5,434) (6,380)
Long-term debt, net of deferred financing costs $ 497,682 $ 522,809
Less: Current long-term debt, net of deferred financing
costs,
current (88,670) (50,281)
Long-term debt, excluding current portion and deferred
financing costs
$ 409,012 $ 472,528

Schedule of Maturities of Long-term Debt	Period Principal Repayment Year 1 $ 90,611 Year 2 36,764 Year 3 36,764 Year 4 211,765 Year 5 98,099 Year 6 and thereafter 29,113 Total $ 503,116